Investments accounted for using the equity method - Disclosure of aggregate amounts of individually immaterial joint ventures and associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures And Associates [Line Items]
Total Share of the profit/(loss) of equity method investees	€ (33)	€ 491	€ 264
Other comprehensive income /(loss)	54	(219)	(12)
Others
Disclosure Of Joint Ventures And Associates [Line Items]
Profit/(loss) from continuing operations	(137)	(50)	13
Total Share of the profit/(loss) of equity method investees	(137)	(50)	13
Other comprehensive income /(loss)	27	(11)	0
Total Other comprehensive income/(loss)	(110)	(61)	13
Aggregated individually immaterial joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Profit/(loss) from continuing operations	(111)	233	(152)
Total Share of the profit/(loss) of equity method investees	(111)	233	(152)
Other comprehensive income /(loss)	(177)	(265)	(47)
Total Other comprehensive income/(loss)	€ (288)	€ (32)	€ (199)